SHAREHOLDER'S CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
SHAREHOLDER'S CAPITAL
Summary of share issuances and cancellations

		Common shares of	Subordinated	Multiple voting	Preferred
	Total	GFL Holdings	voting shares	shares	shares
Balance, December 31, 2019	180,794,203	180,794,203	—	—	—
Exchange upon amalgamation of GFL Holdings	—	(180,794,203)	169,114,345	11,679,858	—
Issued as partial consideration for acquisitions	3,092,118	—	3,092,118	—	—
Issued and fully paid during the year	171,060,581	—	142,106,047	383,106	28,571,428
Cancelled during the year	(12,089)	—	(12,089)	—	—
Balance, December 31, 2020	354,934,813	—	314,300,421	12,062,964	28,571,428

Summary of changes in contributed surplus

Balance, December 31, 2018	$2.0
Share-based compensation expense	$14.5
Balance, December 31, 2019	$16.4
Share-based compensation expense	37.9
Balance, December 31, 2020	$54.3

Summary of number and weighted average exercise prices of share options

	December 31, 2020
		Weighted average
	Options	exercise price (US$)
Share options outstanding, December 31, 2019	—	$—
Granted	19,643,184	28.05
Share options outstanding, December 31, 2020	19,643,184	$28.05
Vested share options, December 31, 2020	3,928,636	$19.00

Summary of fair value and assumptions used in option valuation model

Grant date share price (USD per option)	$19.00
Grant date fair value (USD in millions)	$23.6
Expected volatility (%)	23.51%
Expected dividend yield (%)	nil
Expected life (years)	4.2
Risk-free interest rate (%)	0.65%

Summary of number and grant date fair value of RSUs and DSUs

	December 31, 2020		December 31, 2020
		Weighted		Weighted
		average grant		average grant
	RSUs	date fair value (US$)	DSUs	date fair value (US$)
Outstanding, December 31, 2019	—	$—	—	$—
Granted	1,524,358	19.95	18,248	19.92
Cancelled	(1,699)	19.00	—	—
Outstanding, December 31, 2020	1,522,659	$19.95	18,248	$19.92
Expected to vest	1,482,660	$19.95	18,248	$19.92